Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Segment Transactions shares	Dec. 31, 2015 USD ($) Transactions shares	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of reportable operating segment | Segment	1
Number of unsettled transactions | Transactions	0	0
Other than temporary impairment losses investments	$ 0	$ 0	$ 0
Commercial loans and commercial real estate loans placed on non-accrual status	90 days
Investments in general account	$ 28,500,000
Investments in separate account	54,600,000
Bank owned life insurance (BOLI)	$ 83,109,000	$ 81,175,000
Treasury stock | shares	107,978	217,738
Stock-based incentive plan, options expiry term	10 years
Stock Option granted exercise period	10 years
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential real estate loans placed on non-accrual status	90 days
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans delayed before impairment period	90 days